Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 18,479,549	$ 3,611,707
Current year addition	984,663	15,013,296
Current year reduction	(5,133,164)	(2,184)
Deferred tax effect of tax rate change	715,119
Exchange rate effect	(456,090)	(143,270)
Balance at the end of the year	$ 14,590,077	$ 18,479,549